Fees Summary	Sep. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,474,000
Previously Paid Amount	0.00
Total Fee Amount	203.56
Total Offset Amount	0.00
Net Fee	203.56
Narrative - Max Aggregate Offering Price	$ 1,474,000
Final Prospectus	true